Investment at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2023
Investment at Amortized Cost [Abstract]
Schedule of Investment at Amortized Cost
	As of December 31,
	2022	2023
	$’000	$’000
Short-term investments at amortized cost	—	7,000
Long-term investments at amortized cost	—	24,849
Total	—	31,849